Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 06, 2023
C000244815 [Member]
Account Value [Line Items]
Account Value	$ 12,330	$ 11,763	$ 11,712	$ 11,465	$ 11,892	$ 11,351	$ 11,111	$ 10,937	$ 10,319	$ 10,000
S&P 500 Index ($12,787) [Member]
Account Value [Line Items]
Account Value	$ 12,787	$ 12,633	$ 12,196	$ 11,619	$ 12,114	$ 11,737	$ 11,142	$ 10,958	$ 10,481	$ 10,000